Other Current Assets (Details) - Schedule of other current assets - ILS (₪) ₪ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current:
Governmental institutions	₪ 594	₪ 621
Advances to suppliers	79	269
Prepaid expenses	343	64
Employees and others		205
Other current assets	1,016	1,159
Non-current:
Deferred offering costs (see Note 2K above)		₪ 1,155